2017, 2018 and 2020 Warrants - Fair Values of Outstanding Warrants (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2018	Aug. 31, 2017
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding	$ 51,753	$ 343,400	$ 1,122
2017 Warrants
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding			1,035		$ 480
2018 Warrants
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding			$ 87	$ 46